Research and development cost	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Research and development cost
28. Research and development cost
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021
Research and development expenditures incurred during the year	1,110,369	1,090,424
Amount capitalized	(164,127)	(158,246)
Amortization of capitalized development costs	149,776	152,542

Total	1,096,019	1,084,721